Long-Term Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Schedule of Multiemployer Plans
The following table presents the multi-employer pension expense allocated by DuPont to Chemours for the plans in which Chemours participated prior to the separation. The allocation of cost was based on active employee headcount and is included in the Consolidated Statement of Operations. These amounts do not represent cash payments to DuPont or DuPont’s plans.

	EIN / Pension	Year Ended December 31,
Plan Name	Number	2015	2014	2013
DuPont Pension and Retirement Plan (U.S.)	51-0014090/001	$48	$51	$126
All other U.S. and non-U.S. Plans		5	(1)	38

Schedules of Net Periodic Benefit Cost
The net periodic benefit costs for the pension and amounts recognized in other comprehensive income for the year ended December 31, 2015 were as follows:

Year Ended December 31, 2015
Net periodic pension cost (income):
Service cost	$16
Interest cost	19
Expected return on plan assets	(83)
Amortization of loss	16
Amortization of prior service cost	4
Net periodic pension income	$(28)
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$11
Amortization of loss	(16)
Prior service credit	(24)
Amortization of prior service cost	(4)
Effect of foreign exchange rates	(33)
Total benefit recognized in other comprehensive income	$(66)
Total recognized in net periodic pension income and other comprehensive income	$(94)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)
The pre-tax amounts recognized in accumulated other comprehensive loss are summarized below:

December 31, 2015
Net loss	$363
Prior service credit	(16)
Total amount recognized in accumulated other comprehensive loss	$347

Year Ended December 31, 2015
Net periodic pension cost (income):
Service cost	$16
Interest cost	19
Expected return on plan assets	(83)
Amortization of loss	16
Amortization of prior service cost	4
Net periodic pension income	$(28)
Changes in plan assets and benefit obligations recognized in other comprehensive income:
Net loss	$11
Amortization of loss	(16)
Prior service credit	(24)
Amortization of prior service cost	(4)
Effect of foreign exchange rates	(33)
Total benefit recognized in other comprehensive income	$(66)
Total recognized in net periodic pension income and other comprehensive income	$(94)

Summary of Benefit Obligations and Fair Value of Plan Assets and Funded Status of Plan
Summarized information on the Company's pension benefit plans is as follows:

Year Ended December 31, 2015
Change in benefit obligation
Benefit obligation at beginning of year	$—
Assumption and establishment of pension plans	1,332
Service cost	16
Interest cost	19
Plan participants' contributions	2
Actuarial loss (gain)	(76)
Benefits paid	(39)
Plan Amendments	(24)
Settlements & Transfers	(6)
Currency translation	(118)
Benefit obligation at end of year	1,106
Change in plan assets
Fair value of plan assets at beginning of year	—
Assumption and establishment of pension plans	1,297
Actual loss on plan assets	(7)
Employer contributions	16
Plan participants' contributions	2
Benefits paid	(39)
Settlements & Transfers	(6)
Currency translation	(123)
Fair value of plan assets at end of year	1,140
Funded status at end of year	$34

Schedule of Amounts Recognized in the Consolidated Balance Sheet	The net amounts recognized in the Consolidated Balance Sheet as of December 31, 2015 consist of:

Noncurrent assets	$138
Current liabilities	(2)
Noncurrent liabilities	(102)
Net amount recognized	$34

Schedule of Projected Benefit Obligations in Excess of Fair Value of Plan Assets
The following information relates to pension plans with projected and accumulated benefit obligations in excess of the fair value of plan assets at December 31, 2015:

Information for pension plans with projected benefit obligation in excess of plan assets	December 31, 2015
Projected benefit obligation	$194
Accumulated benefit obligation	158
Fair value of plan assets	93

Information for pension plans with accumulated benefit obligations in excess of plan assets	December 31, 2015
Projected benefit obligation	$190
Accumulated benefit obligation	157
Fair value of plan assets	90

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The following information relates to pension plans with projected and accumulated benefit obligations in excess of the fair value of plan assets at December 31, 2015:

Information for pension plans with projected benefit obligation in excess of plan assets	December 31, 2015
Projected benefit obligation	$194
Accumulated benefit obligation	158
Fair value of plan assets	93

Information for pension plans with accumulated benefit obligations in excess of plan assets	December 31, 2015
Projected benefit obligation	$190
Accumulated benefit obligation	157
Fair value of plan assets	90

Schedule of Assumptions Used
The following assumptions have been used to determine the benefit obligations and net benefit cost:
Weighted average assumptions used to determine benefit obligations and benefit cost	Pension Benefit Obligation at December 31, 2015	Pension Income for the year ended December 31, 2015
Discount rate	2.4%	1.7%
Rate of compensation increase(1)	2.6%	3.9%
Expected return on plan assets	N/A	7.2%

(1)
The rate of compensation increase represents the single annual effective salary increase that an average plan participant would receive during the participant’s entire career at Chemours.

Schedule of Allocation of Plan Assets
The weighted average target allocation for Chemours’ pension plan assets is summarized as follows:
December 31, 2015
Cash and cash equivalents	2.7%
U.S. and non-U.S. equity securities	42.3%
Fixed income securities	55.0%
Total	100.0%

The table below presents the fair values of Chemours’ pension assets by level within the fair value hierarchy, as described in Note 3, as of December 31, 2015.
	Total	Level 1	Level 2
Asset Category:
Debt–government issued	$465	$7	$458
Debt–corporate issued	148	60	88
Debt–asset backed	33	—	33
U.S. and non-U.S. equities	460	37	423
Derivatives–asset position	4	—	4
Derivatives–liability position	(16)	—	(16)
Cash and cash equivalents	40	40	—
Other	6	4	2
	1,140	$148	$992
Pension trust payables(1)	(3)
Total	$1,137

(1)
Payables are primarily for investment securities purchased.

Schedule of Expected Benefit Payments	The following benefit payments are expected to be paid over the next five years and the five years thereafter as of December 31, 2015:

2016	$42
2017	45
2018	44
2019	47
2020	47
2021 - 2025	250